contingent liabilities (Details)	12 Months Ended
	Dec. 31, 2017 CAD item	Dec. 31, 2016 CAD item	Dec. 31, 2015
Claims and lawsuits
Contingent liability amount | CAD
Claims and lawsuits | System access fee class actions
Claims and lawsuits
Class action lawsuits filed in connection with collection of system access fees	14
Number of provinces	9
Number of class action lawsuits that were certified	0
Claims and lawsuits | 4G LTE Network patent infringement claim
Claims and lawsuits
Number of third-party patents involved in patent infringement claim		3
Concentration of labour
Concentration of labour
Employees covered under the collective agreement (as a per cent)		37.00%	40.00%
Collective agreement duration (in years)		5 years